Segment and geographical information - Geographic distribution (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Non-current assets	$ 6,233	$ 6,924
Sales	5,462	6,174
UNITED STATES
Disclosure of operating segments [line items]
Non-current assets	2,317	2,748
Sales	3,568	4,150
CANADA
Disclosure of operating segments [line items]
Non-current assets	3,544	3,817
Sales	1,095	1,210
U.K and Europe [Member]
Disclosure of operating segments [line items]
Non-current assets	372	358
Sales	495	458
Asia [Member]
Disclosure of operating segments [line items]
Non-current assets	0	0
Sales	302	351
Other Geographical Areas [Member]
Disclosure of operating segments [line items]
Non-current assets	0	0
Sales	$ 1	$ 5